Expense Example, No Redemption - Class C	Prospectus #1 Delaware Tax-Free California Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Tax-Free California Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Tax-Free California Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Tax-Free California Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Tax-Free Idaho Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Tax-Free New York Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Tax-Free New York Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Tax-Free New York Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Tax-Free New York Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Expense Example, No Redemption, 10 Years
USD ($)	158	530	926	2,036	164	540	940	2,061	158	525	917	2,016	164	533	927	2,031	163	511	884	1,930